CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 122	$ 110	$ 155	$ 55
Adjustments for the following non-cash items:
Depreciation	389	379	790	747
Unrealized foreign exchange and financial instruments losses	50	58	100	31
Share of earnings from equity-accounted investments	(29)	(2)	(48)	(7)
Deferred income tax expense (recovery)	31	(20)	5	(53)
Other non-cash items	18	(134)	18	(120)
Dividends received from equity-accounted investments	18	20	37	47
Cash flows from (used in) operations before changes in working capital	599	411	1,057	700
Changes in due to or from related parties	(21)	45	2	63
Net change in working capital balances	(140)	(456)	(318)	(412)
Cash flows from (used in) operating activities	438	0	741	351
Financing activities
Commercial paper, net	320	0	440	(3)
Proceeds from non-recourse borrowings	2,313	835	3,426	1,872
Repayment of non-recourse borrowings	(1,532)	(593)	(2,426)	(947)
Repayment of lease liabilities	(6)	(6)	(11)	(15)
Capital contributions from participating non-controlling interests – in operating subsidiaries	168	195	274	1,009
Capital repaid to participating non-controlling interests – in operating subsidiaries	0	(214)	0	(214)
Issuance of equity instruments and related costs	115	340	115	340
Redemption and repurchase of equity instruments	(203)	0	(252)	0
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(666)	(283)	(857)	(422)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(228)	(213)	(458)	(429)
Borrowings from related party	136	345	1,076	755
Repayments to related party	(150)	(370)	(150)	(535)
Cash flows from (used in) financing activities	267	36	1,177	1,411
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	1	2	(779)	(1,426)
Investment in property, plant and equipment	(449)	(244)	(901)	(533)
Investment in equity-accounted investments	(54)	(9)	(74)	(53)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	118	448	118	448
Purchases of financial assets	(166)	(44)	(166)	(44)
Proceeds from financial assets	4	1	63	47
Restricted cash and other	(50)	(28)	(100)	(78)
Cash flows from (used in) investing activities	(596)	126	(1,839)	(1,639)
Foreign exchange gain (loss) on cash	(19)	5	(20)	(6)
Cash and cash equivalents
(Decrease) Increase	90	167	59	117
Balance, beginning of period	734	358	764	431
Balance, end of period	823	530	823	530
Supplemental cash flow information:
Net change in cash classified within assets held for sale	(1)	5	0	(18)
Interest paid	262	220	499	425
Interest received	5	11	11	23
Income taxes paid	$ 32	$ 23	$ 44	$ 34